Related parties	12 Months Ended
Dec. 31, 2024
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Related parties

Note 22. Related parties

Key management personnel remuneration

Key management personnel include members of the Board of Directors and the CODM as of December 31, 2024, as described in Note 4.5.

Short-term employee benefits paid to key management personnel totaled to $4.8 million in the fiscal year 2022, $5.3 million in the fiscal year 2023 and $5.5 million in the fiscal year 2024.

On September 4, 2014, the Board of Directors adopted a change of control plan which applies to the members of the CODM. This plan defines the conditions under which a severance package will be paid after a change of control of our company. Key management personnel employment agreements include a termination indemnity or additional post-employment compensation.

Key management personnel received an aggregate of 1,724,726 securities in share-based compensation (free shares and stock options) over the year ended December 31, 2024. The associated non-cash stock-based compensation expense of $1.1 million was recognized for 2024.

Transactions with related parties having significant influence over the Group

During the fiscal year ended December 31, 2024, the Group conducted transactions with AstraZeneca, which is also a shareholder with significant influence over the Group. These transactions are detailed in Notes 2.6 and 4.1.

Outstanding balances with AstraZeneca as of December 31, 2024 are as follows:

AstraZeneca
ASSETS	$ in thousands
Total non-current assets	-
Trade receivables	6,053
Total current assets	6,053
TOTAL ASSETS	6,053
LIABILITIES
Non-current financial liabilities	-
Total non-current liabilities	-
Current financial liabilities	-
Deferred income and contract liabilities	112,155
Total current liabilities	112,155
TOTAL LIABILITIES	112,155

Transactions with other related parties

Bpifrance, which is a shareholder of Cellectis without significant influence, participated in a bank syndicate that granted to Cellectis a State-Guaranteed loan (“Prêt Garanti par l’Etat”, or “PGE”). During the fiscal years ended 2024, we made payments of $1.6 million in principal and $0.1 million in interest pursuant to the PGE loan.

We also entered into agreements with Bpifrance, to provide:

•
a financing of 80% of our tax receivables related to the 2021 and 2022 Research Tax Credit ("Crédit Impôts Recherche" or "CIR") income. Pursuant to these agreements, Bpifrance advanced €5.5 million and €5.3 million over the period from June 15, 2022 to June 15, 2023. The agreements were amended to extend the maturity to October, 15, 2025. We made payments of €0.5 million in interests during the years ended December 31, 2024.
•
a grant and refundable advance to partially support a R&D program related to Cellectis UCART 20x22 for up to €6.4 million subject to specific conditions (see note 14.1) . In 2023 and 2024, Cellectis received respectively €2.8 million and €2.5 million pursuant to this advance.

Outstanding balances with Bpifrance were as follows:

BPI
ASSETS	$ in thousands
Total non-current assets	-
Total current assets	-
TOTAL ASSETS	-
LIABILITIES
Non-current financial liabilities	4,358
Total non-current liabilities	4,358
Current financial liabilities	12,716
Total current liabilities	12,716
TOTAL LIABILITIES	17,074